Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Shares	Share Subscription Receivables	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at Dec. 31, 2019		$ 9,000	$ (847,086)	$ 4,115,638	$ 760,475	$ 6,240,833	$ (252,230)	$ 10,026,630
Balance (in Shares) at Dec. 31, 2019	[1]	9,000,000
Issuance of shares through initial public offering		$ 3,354		10,955,449				10,958,803
Issuance of shares through initial public offering (in Shares)	[1]	3,354,040
Capitalization of listing expenses				(1,246,267)				(1,246,267)
Net income (loss) for the year						782,296		782,296
Foreign currency translation adjustment							752,828	752,828
Appropriation to statutory reserves					117,411	(117,411)
Balance at Dec. 31, 2020		$ 12,354	(847,086)	13,824,820	877,886	6,905,718	500,598	21,274,290
Balance (in Shares) at Dec. 31, 2020	[1]	12,354,040
Issuance of shares		$ 6,780		21,971,931				21,978,711
Issuance of shares (in Shares)	[1]	6,780,237
Net income (loss) for the year						(938,413)		(938,413)
Foreign currency translation adjustment							(640,974)	(640,974)
Appropriation to statutory reserves					38,262	(38,262)
Balance at Dec. 31, 2021		$ 19,134	(847,086)	35,796,751	916,148	5,929,043	(140,376)	41,673,614
Balance (in Shares) at Dec. 31, 2021	[1]	19,134,277
Net income (loss) for the year						1,896,188		1,896,188
Foreign currency translation adjustment							(1,409,431)	(1,409,431)
Appropriation to statutory reserves					120,693	(120,693)
Issuance of shares for acquisition		$ 3,826		5,937,795				5,941,621
Issuance of shares for acquisition (in Shares)	[1]	3,826,000
Balance at Dec. 31, 2022		$ 22,960	$ (847,086)	$ 41,734,546	$ 1,036,841	$ 7,704,538	$ (1,549,807)	$ 48,101,992
Balance (in Shares) at Dec. 31, 2022	[1]	22,960,277

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.